The Hartford Capital Appreciation Fund Expense Example - The Hartford Capital Appreciation Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 651
Expense Example, with Redemption, 3 Years	866
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	1,762
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,180
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,702
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,352
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Class F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871